Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

10. Inventories
The Company’s inventories related to the Las Chispas Operation were comprised of the following:

	December 31, 2023	December 31, 2022
Stockpile	$27,115	$25,669
In-process	2,055	4,353
Finished	11,496	4,897
Materials and supplies	9,132	5,284
	$49,798	$40,203